Deposits - Contractual Maturities (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Total demand deposits
Non-interest bearing	$ 2,656,659	$ 3,039,701
Interest bearing	5,602,255	6,844,127
Total demand deposits	8,258,914	9,883,828
Demand or less than $100k
Within 3 months	42,571	32,764
3 to 6 months	15,177	9,814
6 to 12 months	18,877	12,848
After 12 months	10,360	11,391
Total term deposits	86,985	66,817
Total deposits, less than $100k	8,345,899	9,950,645
Term - $100k or more
Within 3 months	2,633,800	2,093,464
3 to 6 months	474,034	447,471
6 to 12 months	459,325	423,737
After 12 months	73,650	75,759
Total term deposits	3,640,809	3,040,431
Term
Within 3 months	2,676,371	2,126,228
3 to 6 months	489,211	457,285
6 to 12 months	478,202	436,585
After 12 months	84,010	87,150
Total term deposits	3,727,794	3,107,248
Total deposits	$ 11,986,708	$ 12,991,076
Weighted average interest rate, demand deposits	0.0081	0.0047